15. Finance leases (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FinanceLeasesLineItems [Line Items]
Present value	R$ 1,940,074	R$ 1,887,172
LT Amazonas [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	928,470
Present value	359,987	R$ 351,063
LT Amazonas [Member] | Up to December 2019 [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	43,779
Present value	38,255
LT Amazonas [Member] | January 2019 to December 2023 [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	199,193
Present value	64,391
LT Amazonas [Member] | January 2024 onwards [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	685,498
Present value	R$ 257,341